Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Net income	R$ 11,377.4	R$ 7,850.5	R$ 13,083.4
Items that will not be recycled to profit or loss:
Full recognition of actuarial gains/(losses)	25.7	124.6	(129.6)
Exchange differences on translation of foreign operations (gains/(losses)
Investment hedge in foreign operations	(130.8)		23.3
Investment hedge - put option granted on subsidiary	(85.5)	61.7	707.8
Gains/losses on translation of other foreign operations	1,982.7	1,890.6	(4,858.8)
Gains/losses on translation of foreign operations	1,766.4	1,952.3	(4,127.7)
Cash flow hedge - gains/(losses)
Recognized in Equity (Hedge reserve)	1,747.2	189.3	(579.3)
Removed from Equity (Hedge reserve) and included in profit or loss	(1,253.5)	324.4	(494.0)
Total cash flow hedge	493.7	513.7	(1,073.3)
Other comprehensive (loss)/income	2,285.8	2,590.6	(5,330.6)
Total comprehensive income	13,663.2	10,441.1	7,752.8
Attributable to
Equity holders of Ambev	13,188.9	9,891.7	7,610.4
Non-controlling interest	R$ 474.3	R$ 549.4	R$ 142.4